Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Timing Policies and Practices

The Compensation Committee’s practice is to not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.

Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such awards on a predetermined annual schedule on or around early to mid-February each year.

The following table sets forth information regarding options grants made to the Named Executive Officers during fiscal year 2024 within the period commencing four business days prior to or the one business day following the filing by the Company of a Form 10-K, 10-Q or a Form 8-K that discloses material non-public information as required under Item 4.02(x) of Regulation S-K.

Name and Principal Position	Grant Date	Number of Securities Underlying the Award(1)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(2)

Percentage Increase (Decrease) in the Closing Market Price of the Securities Underlying the Award between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Alan H. Auerbach President and Chief Executive Officer	3/15/2024	9,047	5.00	32,853	0.86
Maximo F. Nougues Chief Financial Officer	—	—	—	—	—
Alvin Wong, Pharm.D.	—	—	—	—	—
Jeff J. Ludwig Chief Commercial Officer	—	—	—	—	—
Douglas Hunt, B.Sc (Hons) Chief Regulatory Affairs, Medical Affairs, and Pharmacovigilance Officer	—	—	—	—	—

(1)

Represents stock options that will vest and become exercisable with respect to one-fourth (1/4th) of the Shares subject thereto on each of July 1, 2024, January 1, 2025, July 1, 2025 and January 1, 2026, subject to Mr. Auerbach’s continued status as an employee. In addition, the stock options may accelerate and vest under certain circumstances described more fully under “Potential Payments Upon a Termination or Change in Control” above.

(2)

Represents the grant date fair value of Mr. Auerbach’s stock options granted on March 15, 2024 determined in accordance with ASC 718. For a discussion of valuation assumptions for the stock option grants, see Note 10 to our 2024 Consolidated Financial Statements included in our Annual Report on Form 10-K for the year ended December 31, 2024 filed with the SEC on February 27, 2025. There can be no assurance that awards will vest or will be exercised (if they are not exercised, no value will be realized by Mr. Auerbach), or that the value upon exercise will approximate the aggregate grant date fair value determined under ASC 718.

Award Timing Method	The Compensation Committee’s practice is to not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Compensation Committee before granting an equity award, the Compensation Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name and Principal Position	Grant Date	Number of Securities Underlying the Award(1)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award(2)

Percentage Increase (Decrease) in the Closing Market Price of the Securities Underlying the Award between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Alan H. Auerbach President and Chief Executive Officer	3/15/2024	9,047	5.00	32,853	0.86
Maximo F. Nougues Chief Financial Officer	—	—	—	—	—
Alvin Wong, Pharm.D.	—	—	—	—	—
Jeff J. Ludwig Chief Commercial Officer	—	—	—	—	—
Douglas Hunt, B.Sc (Hons) Chief Regulatory Affairs, Medical Affairs, and Pharmacovigilance Officer	—	—	—	—	—

Alan H. Auerbach [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Alan H. Auerbach
Underlying Securities	9,047
Exercise Price | $ / shares	$ 5
Fair Value as of Grant Date	$ 32,853
Underlying Security Market Price Change	0.0086
Maximo F. Nougues [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Maximo F. Nougues
Underlying Securities	0
Exercise Price | $ / shares	$ 0
Fair Value as of Grant Date	$ 0
Underlying Security Market Price Change	0
Alvin Wong [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Alvin Wong
Underlying Securities	0
Fair Value as of Grant Date	$ 0
Underlying Security Market Price Change	0
Jeff J. Ludwig [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Jeff J. Ludwig
Underlying Securities	0
Exercise Price | $ / shares	$ 0
Fair Value as of Grant Date	$ 0
Underlying Security Market Price Change	0
Douglas Hunt [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Douglas Hunt
Underlying Securities	0
Exercise Price | $ / shares	$ 0
Fair Value as of Grant Date	$ 0
Underlying Security Market Price Change	0